DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend Yield	0.00%
Minimum
Quoted Market Price	$ 0.125
Expected Volatility	307.00%
Maximum
Quoted Market Price	$ 0.155
Expected Volatility	311.00%
Warrants
Change In Fair Value Of Derivative Liabilities	$ 985,884
Convertible Notes
Change In Fair Value Of Derivative Liabilities	$ 3,057,026
Derivative Liability
Dividend Yield	0.00%
Quoted Market Price	$ 0.011
Expected Life	0.25 to 4.79
Derivative Liability | Minimum
Expected Volatility	115.40%
Weighted Average Risk-free Interest Rate	0.06%
Derivative Liability | Maximum
Expected Volatility	298.60%
Weighted Average Risk-free Interest Rate	1.26%
Level 3
Derivative Liability	$ 4,042,910	$ 5,265,139	$ 8,836,514
Change In Fair Value Of Derivative Liabilities	4,042,910
Gain From Change In Fair Value Of Debt Derivatives	$ (3,536,901)	$ 1,140,323